Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

Schedule ii – Valuation and Qualifying Accounts

		Additions
	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at end of Period
	A$	A$	A$	A$	A$

Year Ended December 31, 2021
Deferred income tax valuation allowance	9,693,936	1,970,189	(349,743)	(625,381)	10,689,001

Year Ended December 31, 2020
Deferred income tax valuation allowance	8,220,770	1,731,761	(258,595)	0	9,693,936